Organization and Summary of Significant Accounting Policies - Schedule of Disaggregates Our Cash Balances by Currency Denomination (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	$ 10,145	$ 7,648
SGD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	10,037	7,443
USD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	16	135
MYR [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	54	70
HKD [Member]
Schedule of Disaggregates Our Cash Balances by Currency Denomination [Line Items]
Currency denominated	$ 38